Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 7,174,716	$ 239,877	$ 7,680,083
Work in process	2,952,182	98,702	3,195,478
Raw materials	20,996,346	701,984	23,250,801
Supplies	2,229,576	74,543	1,892,194
Raw materials and supplies in transit	530,930	17,751	608,895
Inventories	$ 33,883,750	$ 1,132,857	$ 36,627,451